Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust
Entity Central Index Key	0001314414
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000084903
Shareholder Report [Line Items]
Fund Name	Biondo Focus Fund
Class Name	Investor Class
Trading Symbol	BFONX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Biondo Focus Fund for the period of January 1, 2026 to June 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://thebiondogroup.com/biondo-fund/. You can also request this information by contacting us at 1-800-672-9152.
Additional Information Phone Number	1-800-672-9152
Additional Information Website	https://thebiondogroup.com/biondo-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$72	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.50% [1]
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Biondo Focus Fund	S&P 500® Index	Dow Jones Industrial Average®
Jun-2016	$10,000	$10,000	$10,000
Jun-2017	$14,587	$11,790	$12,212
Jun-2018	$18,341	$13,484	$14,203
Jun-2019	$19,905	$14,889	$15,936
Jun-2020	$21,790	$16,006	$15,850
Jun-2021	$30,703	$22,536	$21,610
Jun-2022	$17,987	$20,144	$19,654
Jun-2023	$24,539	$24,091	$22,450
Jun-2024	$31,917	$30,006	$26,047
Jun-2025	$35,920	$34,556	$29,881
Jun-2026	$36,786	$42,271	$36,051

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	6 Months	1 Year	5 Years	10 Years
Biondo Focus Fund	-7.44%	2.41%	3.68%	13.91%
S&P 500® Index	10.21%	22.32%	13.41%	15.51%
Dow Jones Industrial Average®	9.76%	20.65%	10.78%	13.68%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call 1-800-672-9152.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 45,158,687
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 169,576
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$45,158,687
Number of Portfolio Holdings	17
Advisory Fee (net of waivers)	$169,576
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	91.4%
Money Market Funds	8.6%
Rights	0.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	5.4%
Communications	4.7%
Consumer Discretionary	4.8%
Money Market Funds	8.1%
Health Care	22.7%
Technology	54.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
NVIDIA Corporation	15.5%
Intuitive Surgical, Inc.	11.9%
Mastercard, Inc., Class A	11.4%
First American Treasury Obligations Fund, Class X	8.1%
Apple, Inc.	8.0%
ASML Holding N.V. - ADR	5.0%
Krystal Biotech, Inc.	4.9%
Amazon.com, Inc.	4.8%
Alphabet, Inc., Class A	4.7%
IDEXX Laboratories, Inc.	4.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2026.

[1]	Annualized